Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Accounts receivable, gross		¥ 2,332,236	¥ 1,439,013
Less: allowance for doubtful accounts		(142,256)	(86,417)	¥ (46,900)	¥ (43,084)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 314,571	2,189,980	1,352,596
Short-term bank borrowings	$ 70,384	490,000	395,000
Bank of China in Shenzhen
Accounts receivable, net
Short-term bank borrowings			50,000
Various Banks In China
Accounts receivable, net
Short-term bank borrowings		185,000
Real estate developers
Accounts receivable, net
Accounts receivable, gross		2,329,431	1,436,367
Real estate developers | Collateral Pledged
Accounts receivable, net
Accounts receivable, gross		263,550	65,697
individual customers
Accounts receivable, net
Accounts receivable, gross		¥ 2,805	¥ 2,646